Note 13 - Income Taxes	12 Months Ended
Oct. 31, 2025
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(13)	Income Taxes

Income tax expense (benefit) for the years ended October 31, 2025 and 2024 consists of:

Fiscal year ended October 31, 2025	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	30,297	—	30,297
Totals	$30,297	$—	$30,297

Fiscal year ended October 31, 2024	Current	Deferred	Total
U.S. Federal	$830	$—	$830
State	19,872	—	19,872
Totals	$20,702	$—	$20,702

Reported income tax expense for the years ended October 31, 2025 and 2024 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 21% in fiscal years 2025 and 2024 to income before income taxes as follows:

	Years ended October 31,
	2025	2024
“Expected” income tax benefit	$(299,157)	$(879,797)
Increase (reduction) in income tax expense (benefit) resulting from:
State income taxes, net of federal benefi	(15,062)	(68,711)
Excess tax benefit (expense) related to share-based compensation	(26,116)	32,023
Meals and entertainment	17,563	14,863
Other differences, net	7,343	11,634
Change in valuation allowance	345,726	910,690
Reported income tax expense	$30,297	$20,702

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of October 31, 2025 and 2024 are presented below:

	October 31,
	2025	2024
Deferred tax assets:
Accounts receivable, due to allowances for credit losses and sales returns	$35,217	$38,782
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,234,048	1,223,072
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	121,912	38,204
Share-based compensation expense	76,330	74,422
Section 163(j) interest	460,091	248,890
Research and experimental expenditures, due to capitalization for tax purposes	196,749	152,950
Net operating loss carryforwards	3,013,309	3,025,852
Plant and equipment, due to differences in depreciation and capital gain recognition	61,332	54,413
Other	12,348	9,025
Total gross deferred tax assets	5,211,336	4,865,610
Valuation allowance	(5,211,336)	(4,865,610)
Net deferred tax assets	$—	$—

As a result of a past acquisition, the Company recorded certain deferred tax assets totaling $1,517,605 (after purchase accounting adjustments), related to gross net operating loss (“NOL”) carryforwards of $4,455,525, estimated to be available after considering Internal Revenue Code Section 382 limitations. As of October 31, 2025, $672,000 of these gross NOL carryforwards remain unused and may be used to reduce future taxable income. These remaining gross NOL carryforwards begin to expire in fiscal year ending October 31, 2028.

Additionally, the Company has federal and state gross NOL carryforwards of $12,956,541 and $2,606,375, respectively. Federal NOL carryforwards originate with certain fiscal years from 2019 through 2025 and do not expire. State NOL carryforwards originate with certain fiscal years from 2015 through 2025 and will not begin to expire until fiscal year 2030.

For the fiscal years ended October 31, 2025 and 2024, the Company considered all positive and negative evidence available to assess whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. For each year, the Company concluded that in accordance with the provisions of Accounting Standards Codification 740, Income Taxes, the negative evidence outweighed the objectively verifiable positive evidence. As a result, the Company established a valuation allowance of $5,211,336 and $4,865,610, respectively, against net deferred tax assets existing as of October 31, 2025 and 2024.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

Optical Cable Corporation (OCC)

A reconciliation of the unrecognized tax benefits for fiscal years 2025 and 2024 follows:

	October 31,
	2025	2024
Unrecognized tax benefits balance at beginning of year	$27,977	$28,194
Gross increases (decreases) for tax positions of prior years	8,524	(1,768)
Gross increases for current year tax positions	—	1,551
Unrecognized tax benefits balance at end of year	$36,501	$27,977

During fiscal year 2025, the Company decreased accrued interest by $3,805 and increased accrued penalties by $2,131 related to unrecognized tax benefits. During fiscal year 2024, the Company increased accrued interest and penalties by $1,746 and $204, respectively, related to unrecognized tax benefits. As of October 31, 2025 and 2024, the Company had approximately $17,544 and $19,218, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is $27,068 and $19,535 as of October 31, 2025 and 2024, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2022 through October 31, 2024.